Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

January 31, 2021 (unaudited)

	Shares	Value
Investment Companies — 99.8%

Emerging Market Bond Funds — 4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,380	$726,363
Vanguard Emerging Markets Government Bond ETF	1,238	100,154

Total Emerging Market Bond Funds		826,517

High Yield Corporate Bond Funds — 15.7%
iShares iBoxx High Yield Corporate Bond ETF	21,251	1,848,200
SPDR Bloomberg Barclays High Yield Bond ETF	8,286	898,202
Xtrackers USD High Yield Corporate Bond ETF	10,761	536,974

Total High Yield Corporate Bond Funds		3,283,376

Investment Grade Corporate Bond Funds — 29.0%
iShares Broad USD Investment Grade Corporate Bond ETF	20,939	1,281,676
SPDR Portfolio Intermediate Term Corporate Bond ETF	14,712	544,197
SPDR Portfolio Long Term Corporate Bond ETF	10,569	339,899
Vanguard Intermediate-Term Corporate Bond ETF	17,622	1,696,822
Vanguard Long-Term Corporate Bond ETF	20,314	2,192,897

Total Investment Grade Corporate Bond Funds		6,055,491

Mortgage Backed Securities Funds — 30.1%
iShares MBS ETF	34,938	3,853,312
SPDR Portfolio Mortgage Backed Bond ETF	16,610	439,501
Vanguard Mortgage-Backed Securities ETF	36,789	1,990,653

Total Mortgage Backed Securities Funds		6,283,466

Short Maturity Investment Grade Corporate Bond Fund — 8.6%
Vanguard Short-Term Corporate Bond ETF	21,707	1,804,069

U.S. Short Term Treasury Bond Funds — 12.4%
Schwab Short-Term U.S. Treasury ETF	21,792	1,120,327
Vanguard Short-Term Treasury ETF	23,804	1,466,921

Total U.S. Short Term Treasury Bond Funds		2,587,248

Total Investment Companies
(Cost $20,864,653)		20,840,167

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(a)
(Cost $54,499)	54,499	54,499

Total Investments — 100.1%
(Cost $20,919,152)		20,894,666
Other Assets and Liabilities, Net — (0.1)%		(4,009)
Net Assets — 100.0%		$20,890,657

(a)	Reflects the 1-day yield at January 31, 2021.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Investment Companies	$20,840,167	$–	$–	$20,840,167
Short-Term Investments:
Money Market Funds	54,499	–	–	54,499
Total Investments in Securities	$20,894,666	$–	$–	$20,894,666

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

On February 4, 2021, the IQ Enhanced Core Plus Bond U.S. ETF (AGGP) was liquidated.